Ivy Small Cap Value Fund
Ivy Small Cap Value Fund
Objective
To seek to provide capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 173 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 117 of the Fund's statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Small Cap Value Fund		Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%	none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		none	5.00%	[1]	1.00%	[1]	none	none
Redemption Fee/Exchange Fee	[2]	2.00%	2.00%		2.00%		2.00%	2.00%
[1]	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	As a % of amount redeemed or exchanged within fewer than five days.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Small Cap Value Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.55%	1.00%	0.57%	0.27%	0.29%
Acquired Fund Fees and Expenses	[1]	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	[2]	1.99%	3.19%	2.76%	1.46%	1.73%
Fee Waiver and/or Expense Reimbursement	[3]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.99%	3.19%	2.76%	1.46%	1.73%
[1]	Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the business development companies (BDCs) in which the Fund invests. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the BDCs for each BDC's most recent fiscal period.
[2]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[3]	From August 1, 2011 through July 31, 2012, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Ivy Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	765	1,164	1,586	2,759
Class B	722	1,283	1,769	3,218
Class C	279	856	1,459	3,090
Class I	149	462	797	1,746
Class Y	176	545	939	2,041

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	765	1,164	1,586	2,759
Class B	322	983	1,669	3,218
Class C	279	846	1,459	3,090
Class I	149	462	797	1,746
Class Y	176	545	939	2,041

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

Ivy Small Cap Value Fund seeks to achieve its objective by investing primarily in various types of equity securities of small cap companies that Ivy Investment Management Company (IICO), the Fund's investment manager, believes are undervalued. Under normal market conditions, at least 80% of the Fund's net assets will be invested, at the time of purchase, in common stocks of small cap companies.Small cap companies typically are companies with market capitalizations below $3.5 billion. The Fund seeks to invest in stocks that IICO believes are undervalued stocks or those stocks trading at a significant discount relative to the intrinsic value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. These equity securities will consist primarily of common stocks, some of which may be offered in initial public offerings (IPOs).

To identify securities for the Fund, IICO primarily utilizes fundamental, bottom-up research while considering a top-down (assess the market environment) and quantitative analysis. The intrinsic value of companies is primarily determined by IICO based on cash flow generation, but other valuation factors are also considered, such as price to earnings and price to book value. IICO also considers a company's asset growth, changes in share count, and changes in working capital. The Fund emphasizes companies which may have a clearly identifiable catalyst that IICO believes will help it achieve its intrinsic value. In addition, IICO attempts to diversify the Fund's holdings among sectors in an effort to minimize risk and to prevent excess volatility.

IICO will typically sell a stock when, in IICO's opinion, it reaches an acceptable price, its fundamental factors have changed, or it has performed below IICO's expectations. IICO also may sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or investor perceptions about the company.

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Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Fund's performance; however, any positive effect of investments in IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions.

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Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

■	Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

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Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

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Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security's value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and Lipper peer group (a universe of funds with similar investment objectives). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Venture Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Small Cap Value Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Small Cap Value Fund. If those expenses were reflected, performance shown below would differ. Beginning March 24, 2008, IICO assumed direct investment management responsibilities of the Fund's portfolio.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund's updated performance.

Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 22.35% (the second quarter of 2003) and the lowest quarterly return was -26.24% (the third quarter of 2002). The Class A return for the year through June 30, 2011 was -0.81%.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Ivy Small Cap Value Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	18.64%	4.70%	7.92%
Class A Return After Taxes on Distributions	18.64%	4.01%	6.80%
Class A Return After Taxes on Distributions and Sale of Fund Shares	12.12%	3.82%	6.63%
Class B	20.37%	4.58%		6.41%	Dec. 08, 2003
Class C	24.96%	5.11%		6.78%	Dec. 08, 2003
Class I	26.58%			4.00%	Apr. 02, 2007
Class Y	26.27%	6.36%		8.01%	Dec. 08, 2003
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	24.48%	3.49%	8.40%
Lipper Small-Cap Value Funds Universe Average (net of fees and expenses)	26.02%	3.93%	9.02%